Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
NET (LOSS)	$ (426,054)	$ (399,072)	$ (2,147,361)	$ (2,427,649)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Depreciation and Amortization	6,794	15,860	38,297	56,600
(Gain)/Loss on sale of equipment				(15,020)
(Gain)/Loss on sale of subsidiary			(1)
Accretion of Discount on Bond Payable		123,557	502,465	461,279
(Gain)/Loss on Derivative Liability		(41,643)	(175,732)	(142,579)
CHANGES IN ASSETS AND LIABILITIES:
(Increase)Decrease in Other Receivables	(44,256)	43,915	56,346	(17,705)
(Increase)Decrease in Prepaid Expenses/Deposits	8,047	(8,962)	4,183	(8,943)
Increase(Decrease) in Accounts Payable	19,674	463,472	(2,674)	450,924
Increase(Decrease) in Accrued Expenses	(1,951)	(1,321,026)	(406,151)	710,080
Total Adjustments	(11,692)	(724,827)	16,733	1,494,636
NET CASH USED IN OPERATING ACTIVITIES	(437,746)	(1,123,899)	(2,130,628)	(933,013)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of subsidiary			1
Proceeds from sale of equipment				15,020
Purchase of fixed assets	(41,498)
Net (Increase) in Cash held in Escrow	(346,501)		(77,468)
Purchase of Intangible Assets	(7,907)		(27,548)	(99,663)
NET CASH USED BY INVESTING ACTIVITIES	(395,906)		(105,015)	(84,643)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Notes Payable - Related Party	865,976	987,911	2,754,662	856,754
Payment of Stock Offering Costs			(67,000)
Payments on Notes Payable - Related Party			(218,136)
NET CASH PROVIDED BY(USED BY) FINANCING ACTIVITIES	865,976	987,911	2,469,526	856,754
Gain (Loss) on Currency Translation	3,354	139,279	(219,470)	(85,701)
NET INCREASE (DECREASE) IN CASH	35,678	3,291	14,413	(246,603)
CASH, BEGINNING OF PERIOD	18,794	4,381	4,381	250,984
CASH, END OF PERIOD	54,472	7,672	18,794	4,381
Cash paid during the periods for:
Interest			12,632
Income Taxes
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accretion of Discount on Bond Payable		123,557	502,465	461,279
Change in Fair Market Value of Derivative Liability		$ (41,643)	$ (175,732)	$ 142,579